Related Party Transactions - Transactions with non-executive directors and shareholders (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
R&D Collaboration
Disclosure of transactions between related parties [Line Items]
Cochlear	€ 413,000	€ 1,450,000	€ 1,749,000	€ 1,450,000
Total	413,000	1,450,000	1,749,000	1,450,000
Amounts outstanding at period-end	970,000		970,000
Consulting services
Disclosure of transactions between related parties [Line Items]
MINV SA		52,000	60,000	69,000
Total		52,000	60,000	69,000
Amounts outstanding at period-end	60,000	69,000	60,000	69,000
Board Remuneration
Disclosure of transactions between related parties [Line Items]
Ray Cohen	16,000		20,000
Ginny kirby	12,000		15,000
Donald Deyo	7,000	22,000	21,000	43,000
Robert Taub	19,000	13,000	61,000	54,000
Kevin Rakin	8,000	9,000	33,000	31,000
Pierre Gianello	1,000	7,000	36,000	28,000
Jan Janssen	5,000	7,000	24,000	28,000
Jurgen Hambrecht	14,000	9,000	38,000	31,000
Rita Mils	5,000		28,000
Total	87,000	67,000	276,000	215,000
Amounts outstanding at period-end	€ 126,000	€ 215,000	€ 126,000	€ 215,000